FAIR VALUE MEASUREMENTS (Summary of the Change in Level 3 Liability) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Aug. 31, 2013
Fair Value Disclosures [Abstract]
Beginning Balance	$ 39
Loss included in earnings	1
Ending Balance	$ 40